Statement of Operations	1 Months Ended
Jun. 30, 2023 USD ($)
Investment income
Interest income	$ 6,374,101
Total investment income	6,374,101
Expenses
Interest expense	2,489,584
Total expenses	2,489,584
Net investment income	3,884,517
Net realized gain (loss) on:
Foreign currency transactions	(93,444)
Net realized gain (loss)	(93,444)
Net change in unrealized appreciation (depreciation) on:
Investments	(190,786)
Translation of assets and liabilities in foreign currencies	17,465
Net unrealized appreciation (depreciation)	(173,321)
Net realized and unrealized gain (loss) on investments and foreign currency	(266,765)
Net income	$ 3,617,752